Share-Based Compensation - Schedule of Grant Date Using the Black-Scholes Option-pricing Model (Details) - $ / shares	Mar. 09, 2026	Feb. 05, 2026	Dec. 17, 2025
Schedule of Grant Date Using the Black-Scholes Option-pricing Model [Abstract]
Expected volatility	61.06%	60.45%	60.67%
Expected term (years)	5 years	5 years	5 years
Risk-free interest rate	3.71%	3.74%	3.70%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of the underlying Class A ordinary share	$ 1.76	$ 1.21	$ 1.75